Securities (Cumulative life credit losses recognized in earnings) (Details) (Private-label CMOs [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative OTTI credit losses, beginning balance	$ 2,949	$ 2,625
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	324
Reduction due to credit impaired securities sold	(3,598)
Cumulative OTTI credit losses recognized for securities still held, ending balance	0	2,949
Available-for-sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative OTTI credit losses, beginning balance	2,949	2,625
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	324
Reduction due to credit impaired securities sold	(3,598)
Cumulative OTTI credit losses recognized for securities still held, ending balance	0	2,949
Held-to-maturity Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative OTTI credit losses, beginning balance	0	0
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	0	0
Reduction due to credit impaired securities sold	0
Cumulative OTTI credit losses recognized for securities still held, ending balance	$ 0	$ 0